ANALYSIS OF OPERATING SEGMENTS - Statement of income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income
Interest income	$ 28,919,404	$ 19,403,032	$ 12,791,409
Income from commissions and fees	4,356,336	3,874,439	3,795,929
Income from sales of goods and services	11,223,556	12,141,327	10,450,914
Share of profit of equity accounted investees, net of tax	371,397	372,777	300,217
Dividends	126,274	119,888	153,969
Net income from other financial instruments mandatorily at fair value through profit or loss	323,685	278,751	270,095
Net trading income	(916,049)	1,559,626	922,281
Foreign exchange gain (loss), net	2,253,925	(1,825,718)	(491,415)
Other income	999,710	484,482	426,909
Discontinued operations		866,166	10,444,185
Total external income	47,658,238	37,274,770	39,064,493
Expenses
Interest expense	(22,632,430)	(11,664,395)	(4,660,830)
Net impairment loss on financial assets	(4,182,394)	(2,493,148)	(2,721,083)
Depreciation and amortization	(670,491)	(645,746)	(606,867)
Expenses from commissions and fees	(1,003,813)	(970,676)	(731,742)
Costs and expenses of sales goods and services	(8,005,597)	(7,596,231)	(7,351,979)
Personnel expenses	(3,055,168)	(2,833,794)	(2,634,187)
Administrative expenses	(4,367,002)	(3,703,599)	(3,209,607)
Income tax expense	(1,310,434)	(2,271,404)	(2,323,428)
Other expense	(253,793)	(226,644)	(339,395)
Discontinued operations			(8,816,873)
Total Expenses	(45,481,122)	(32,405,637)	(33,395,991)
Net income for the year	2,177,116	4,869,133	5,668,502
Net gain on sale of debt and equity securities	108,773	(134,699)	83,640
Gain on the sale of non-current assets held for sale	48,589	10,487	13,631
Net gain in asset valuation	74,886	50,463	20,974
Other operating income	767,462	558,231	308,664
Loss from sale of non-current assets held for sale	(595)	(800)	(2,927)
Other operating expenses	(253,198)	(225,844)	(336,468)
Banking Services
Income
Interest income	27,293,337	18,321,381	12,304,916
Income from commissions and fees	3,243,740	2,865,336	2,506,789
Income from sales of goods and services	107,864	88,093	85,268
Share of profit of equity accounted investees, net of tax	41,277	41,904	25,486
Dividends	11,252	17,696	11,551
Net trading income	(1,245,312)	1,207,099	490,743
Foreign exchange gain (loss), net	1,575,043	(1,286,774)	(189,065)
Other income	817,906	583,001	411,634
Discontinued operations		455,908
Total external income	31,845,107	22,293,644	15,647,322
Expenses
Interest expense	(19,260,207)	(9,602,059)	(3,745,070)
Net impairment loss on financial assets	(4,170,048)	(2,447,198)	(2,714,672)
Depreciation and amortization	(639,717)	(620,298)	(585,650)
Expenses from commissions and fees	(910,751)	(767,204)	(625,788)
Costs and expenses of sales goods and services	(443,840)	(487,142)	(479,775)
Personnel expenses	(2,672,717)	(2,493,399)	(2,331,813)
Administrative expenses	(4,185,245)	(3,569,706)	(3,131,934)
Income tax expense	184,941	(405,748)	(601,377)
Other expense	(212,354)	(178,160)	(98,699)
Total Expenses	(32,309,938)	(20,570,914)	(14,314,778)
Net income for the year	827,173	2,910,450	5,298,672
Merchant Banking
Income
Interest income	1,149,086	723,488	441,586
Income from commissions and fees	134,252	127,609	94,244
Income from sales of goods and services	11,069,075	11,986,518	10,309,563
Share of profit of equity accounted investees, net of tax	326,328	326,448	272,646
Dividends	115,022	102,192	142,418
Net income from other financial instruments mandatorily at fair value through profit or loss	323,685	278,751	270,095
Net trading income	34,383	388,350	207,794
Foreign exchange gain (loss), net	692,134	(483,627)	(243,430)
Other income	153,118	(98,871)	15,705
Total external income	13,997,083	13,350,858	11,510,621
Expenses
Interest expense	(3,471,779)	(2,030,256)	(1,028,343)
Net impairment loss on financial assets	(28,175)	(14,266)	(9,177)
Depreciation and amortization	(14,028)	(11,492)	(9,434)
Expenses from commissions and fees	(16,104)	(17,175)	(13,587)
Costs and expenses of sales goods and services	(7,498,858)	(7,059,820)	(6,830,460)
Personnel expenses	(147,303)	(123,104)	(107,959)
Administrative expenses	(178,885)	(126,670)	(100,585)
Income tax expense	(1,268,268)	(1,753,733)	(1,476,571)
Other expense	(8,459)	(28,251)	(112,146)
Total Expenses	(12,631,859)	(11,164,767)	(9,688,262)
Net income for the year	1,530,167	2,301,398	1,849,023
Pension and Severance Fund Management
Income
Interest income	117,076	98,302	44,907
Income from commissions and fees	978,344	881,494	1,194,305
Income from sales of goods and services	46,617	66,716	56,083
Net trading income	294,784	(35,975)	223,745
Foreign exchange gain (loss), net	(11,757)	(54,771)	(59,150)
Other income	28,419	(738)	(1,297)
Total external income	1,453,483	955,028	1,458,593
Expenses
Interest expense	(56,927)	(63,207)	(40,247)
Net impairment loss on financial assets	1,965	(7,782)	(6,943)
Depreciation and amortization	(16,786)	(14,486)	(15,637)
Expenses from commissions and fees	(104,773)	(193,124)	(131,503)
Costs and expenses of sales goods and services	(79,794)	(63,049)
Personnel expenses	(195,469)	(168,450)	(172,539)
Administrative expenses	(259,331)	(195,071)	(232,314)
Income tax expense	(172,943)	(92,993)	(191,886)
Other expense	(32,721)	(19,152)	(105,961)
Total Expenses	(916,779)	(817,314)	(897,030)
Net income for the year	560,209	155,194	580,203
Holding
Income
Interest income	359,905	259,861
Income from commissions and fees			591
Share of profit of equity accounted investees, net of tax	3,792	4,425	2,085
Net trading income	96	152	(1)
Foreign exchange gain (loss), net	(1,495)	(546)	230
Other income	267	1,090	867
Discontinued operations		(134,632)
Total external income	362,565	130,350	3,772
Expenses
Interest expense	(519,869)	(517,383)	(443,209)
Net impairment loss on financial assets	12,578	(23,840)
Depreciation and amortization	(1,736)	(1,766)	(1,811)
Expenses from commissions and fees	(430)	(19,992)	(563)
Personnel expenses	(39,779)	(48,933)	(37,293)
Administrative expenses	(67,494)	(116,899)	(99,532)
Income tax expense	(56,966)	(18,802)	(53,555)
Other expense	82,111	(1,185)	(439)
Total Expenses	(591,585)	(748,800)	(636,402)
Net income for the year	738,800	2,349,674	3,503,127
BAC Holding International Corp
Income
Discontinued operations		544,890	10,444,185
Total external income		544,890	10,444,185
Expenses
Discontinued operations			(8,816,873)
Total Expenses			(8,816,873)
Net income for the year		544,890	1,691,418
Operating segments [member] | Banking Services
Income
Total external income	33,137,111	23,481,364	19,613,450
Operating segments [member] | Merchant Banking
Income
Total external income	14,162,026	13,466,165	11,537,285
Operating segments [member] | Pension and Severance Fund Management
Income
Total external income	1,476,988	972,508	1,477,233
Operating segments [member] | Holding
Income
Total external income	1,330,385	3,098,474	4,139,529
Operating segments [member] | BAC Holding International Corp
Income
Total external income		544,890	10,508,291
Elimination of intersegment amounts [member]
Income
Interest income	(569,696)	(530,837)	(593,536)
Income from commissions and fees	(324,001)	(312,089)	(309,178)
Income from sales of goods and services	(42,541)	(32,401)	(26,818)
Share of profit of equity accounted investees, net of tax	(1,473,062)	(2,800,365)	(4,270,858)
Dividends	(1,902)	(2,174)	(2,306)
Net trading income	(7,597)	2,026	4,345
Foreign exchange gain (loss), net			250
Gain on deconsolidation (loss of control) of subsidiaries			(1,303,024)
Other income	(29,473)	(16,143)	(18,752)
Discontinued operations		(596,648)	(1,691,418)
Total external income	(2,448,272)	(4,288,631)	(8,211,295)
Expenses
Interest expense	676,352	548,510	596,039
Net impairment loss on financial assets	1,286	(62)	9,709
Depreciation and amortization	1,776	2,296	5,665
Expenses from commissions and fees	28,245	26,819	39,699
Costs and expenses of sales goods and services	16,895	13,780	(41,744)
Personnel expenses	100	92	15,417
Administrative expenses	323,953	304,747	354,758
Income tax expense	2,802	(128)	(39)
Other expense	(82,370)	104	(22,150)
Total Expenses	969,039	896,158	957,354
Net income for the year	(1,479,233)	(3,392,473)	(7,253,941)
Elimination of intersegment amounts [member] | Banking Services
Income
Interest income	376,228	240,317	120,669
Income from commissions and fees	29,127	23,981	20,209
Income from sales of goods and services	2,324	26,225	19,768
Share of profit of equity accounted investees, net of tax	830,683	884,067	862,945
Dividends	453	298	267
Net trading income	80		(2,040)
Gain on deconsolidation (loss of control) of subsidiaries			1,303,024
Other income	53,109	12,832	13,974
Discontinued operations			1,627,312
Total external income	1,292,004	1,187,720	3,966,128
Elimination of intersegment amounts [member] | Merchant Banking
Income
Interest income	158,256	110,250	22,353
Income from commissions and fees	1,979	1,502	1,821
Income from sales of goods and services	1,844	1,603	933
Share of profit of equity accounted investees, net of tax	(341)	427	1,139
Dividends	1,449	1,876	2,039
Net trading income	2,202	(387)	(318)
Foreign exchange gain (loss), net			(250)
Other income	(446)	36	(1,053)
Total external income	164,943	115,307	26,664
Elimination of intersegment amounts [member] | Pension and Severance Fund Management
Income
Interest income	3,588	7,958	5,308
Income from commissions and fees	254	3,682	3,508
Income from sales of goods and services	38,373	4,573	6,117
Net trading income	5,315	(1,639)	(1,987)
Other income	(24,025)	2,906	5,694
Total external income	23,505	17,480	18,640
Elimination of intersegment amounts [member] | Holding
Income
Interest income	31,624	172,312	445,206
Income from commissions and fees	292,641	282,924	283,640
Share of profit of equity accounted investees, net of tax	642,720	1,915,871	3,406,774
Other income	835	369	137
Discontinued operations		596,648
Total external income	$ 967,820	$ 2,968,124	4,135,757
Elimination of intersegment amounts [member] | BAC Holding International Corp
Income
Discontinued operations			64,106
Total external income			$ 64,106